SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Changes in Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2021	760,667	3.749	44.01	202.28
Granted	105,000	4.767
Exercised	(137,668)	4.360
Forfeited	(107,999)	4.102

Outstanding as of December 31, 2021	620,000	2.777	36.59	157.45

Exercisable as of December 31, 2021	313,667	2.748	27.70	74.38

Schedule of Stock Options Outstanding
Number of options outstanding as of December 31, 2021	Exercise price	Weighted average remaining contractual life	Number of options exercisable as of December 31, 2021
		(In months)

45,000	1.90	55.43	-
34,334	2.27	10.78	34,334
16,666	2.36	41.90	8,333
30,000	2.47	36.09	10,000
5,000	2.66	13.83	5,000
360,000	2.82	29.74	240,000
24,000	3.07	25.19	16,000
35,000	3.23	66.16	-
70,000	3.28	62.05	-

620,000		36.59	313,667